Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
3	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

3.1	Recently issued accounting standards

On November 4, 2024, the FASB issued ASU No. 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires disaggregated disclosure of income statement expenses for public business entities (“PBEs”). The ASU does not change the expense captions an entity presents on the face of the income statement; rather, it requires disaggregation of certain expense captions into specified categories in disclosures within the footnotes to the financial statements. ASU 2024-03 is effective for all PBEs for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Group is currently reviewing the impact of the adoption on the unaudited interim condensed consolidated financial statements.

In March 2024, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2024-04, Debt—Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments. This ASU clarifies the accounting for induced conversions of convertible debt instruments by requiring entities to apply the inducement guidance consistently, regardless of the form of consideration transferred. The amendments in this ASU are effective for the Group for fiscal years beginning after December 15, 2025, including interim periods within those fiscal years. Early adoption is permitted for entities that have adopted ASU 2020-06. The Group has evaluated the impact of adopting ASU 2024-04 and concluded that the adoption of this guidance is not expected to have a material impact on the Group’s unaudited interim condensed consolidated financial statements, financial position, results of operations, or related disclosures, as the Group does not have induced conversion transactions within the scope of this ASU.

All other new accounting pronouncements that have been issued but not yet effective are currently being evaluated and, at this time, are not expected to have a material impact on the Group’s financial position or results of operations.

3.2	Operating segments

The Group operates and reports as a single operating and reportable segment.

The key measure of performance used by the Chief Operating Decision Maker (“CODM”), Marti CEO Oğuz Alper Öktem for the single reportable segment is loss before income tax expense. The CODM uses this metric to assess whether the Group is meeting its cost targets, to identify areas requiring cost discipline, and to determine actions needed to reduce losses and maintain operational efficiency.

For the periods ended June 30, 2026 and 2025, the key financial information regarding the operating single segment comprise the following:

	Three Months Ended	Three Months Ended	Six Months Ended	Six Months Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Revenue	19,984,897	8,303,274	35,412,306	14,326,434
-Cost of revenues	(4,686,379)	(3,563,660)	(9,013,739)	(7,367,528)
-General and administrative expenses	(7,397,955)	(5,496,617)	(14,883,003)	(12,184,292)
-Selling and marketing expenses	(2,147,081)	(1,818,984)	(4,190,137)	(3,067,288)
-Research and development expenses	(907,971)	(479,810)	(1,924,463)	(1,111,242)
-Other expense	(5,258,797)	(1,778,786)	(9,968,423)	(3,339,127)
-Other income	278,104	47,018	778,630	204,889
-Loss on debt extinguishment	(8,322,400)	-	(8,322,400)	-
-Financial expense, net	(4,043,937)	(4,421,682)	(7,816,856)	(6,740,357)
Segment Loss Before Income Tax Expense	(12,501,519)	(9,209,247)	(19,928,085)	(19,278,511)
Loss Before Income Tax Expense	(12,501,519)	(9,209,247)	(19,928,085)	(19,278,511)

The measure of segment assets is reported on the balance sheet as total consolidated assets.